DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 09, 2024	Sep. 09, 2022	Feb. 03, 2022	Mar. 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	May 01, 2023	Dec. 31, 2022
Common stock, par value				$ 0.0001			$ 0.001		$ 0.001
Share price					$ 10.10
Stock issued during period shares new issues		909,875
Proceeds from issuance of IPO						$ 84,525,000
Aggregate market fair value percentage					80.00%
Term of restricted investments					185 days
Aggregate percentage of public shares					15.00%
Percentage of public share					100.00%
Share price				10.00
Interest on dissolution expenses					$ 100,000
Cash withdrawn from trust account for taxes					919,547
Funds used to pay income and franchise taxes					706,490
Fund held in bank account for future taxes and dissolution expenses					213,057
Working capital deficit					134,421
HWH World Inc [Member]
Subsidiary ownership percentage							2.00%		63.00%
F&B Business [Member]
Subsidiary ownership percentage							98.00%		37.00%
Alset F And B One Pte Ltd [Member]
Subsidiary ownership percentage							49.00%		28.00%
Hapi Cafe Korea Inc [Member]
Subsidiary ownership percentage							6.00%		2.00%
HapiCafe SG Pte Ltd [Member]
Subsidiary ownership percentage							22.00%		7.00%
Alset F And B Plq Pte Ltd [Member]
Subsidiary ownership percentage							21.00%		0.00%
Maximum [Member]
Deposits					$ 862,500
Share price					$ 10.00
Minimum [Member]
Share price					$ 10.00
IPO [Member]
Stock issued during period shares new issues			8,625,000
Proceeds from issuance of IPO			$ 86,250,000
Description on sale of stock					The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)
Share price					$ 0.10
IPO [Member] | Underwriters [Member]
Share price			$ 10.00
Stock issued during period shares new issues			1,125,000
Proceeds from issuance of IPO			$ 11,250,000
Private Placement [Member]
Share price					10.00
Private Placement [Member] | Alset Acquisition Sponsor, LLC [Member]
Share price			$ 10.00
Stock issued during period shares new issues			473,750
Proceeds from issuance of IPO			$ 4,737,500
Common Class A [Member]
Common stock, par value				$ 0.0001	0.0001	$ 0.0001
Common stock excluding redemption, shares								6,648,964
Common stock held in trust	$ 21,000,000							$ 68,400,000
Common Class A [Member] | IPO [Member]
Proceeds from issuance of IPO			$ 75,000,000
Common Class A [Member] | Private Placement [Member]
Share price					$ 10.00
Description on sale of stock					Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
Common Stock [Member]
Stock issued during period, shares, acquisitions				13,433,858
Common Stock [Member] | Common Class A [Member]
Stock issued during period shares new issues						8,625,000
HWH International Inc [Member]
Share price	$ 10.10
Proceeds from issuance of IPO	$ 1,509,375
Share price	$ 2.82
HWH International Inc [Member] | Common Stock [Member]
Stock issued during period, shares, acquisitions		12,500,000
Merger Agreement [Member] | HWH International Inc [Member] | Common Class A [Member]
Stock issued during period, value, acquisitions		$ 125,000,000
Common stock, par value		$ 0.0001
Stock issued during period, shares, acquisitions		12,500,000
Merger Agreement [Member] | HWH International Inc [Member] | Common Stock [Member]
Stock issued during period, value, acquisitions		$ 125,000,000
Common stock, par value		$ 0.0001
Stock issued during period, shares, acquisitions		12,500,000
Share price		$ 10.00